UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05407

                                                 Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

                                                          Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Michael P. Malloy
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — May 31, 2016 (Unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.28%

	Federal National Mortgage Association - 0.28%
$ 119,000	Series 2001-W4, Class AV1
	0.726%, 02/25/32 (a)	$115,784
136,728	Series 2002-W2, Class AV1
	0.706%, 06/25/32 (a)	130,149
889,532	Series 2002-T7, Class A1
	0.666%, 07/25/32 (a)	882,751

		1,128,684

	Total Asset-Backed Securities	1,128,684

	(Cost $1,145,329)

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.01%

	Federal Home Loan Mortgage Corporation REMIC - 4.30%
7,312	Series 1009, Class D
	1.035%, 10/15/20 (a)	7,338
21,203	Series 1066, Class P
	1.335%, 04/15/21 (a)	21,407
25,908	Series 1222, Class P
	1.410%, 03/15/22 (a) (b)	26,004
69,892	Series 1250, Class J
	7.000%, 05/01/22 (b)	75,375
33,687	Series 1448, Class F
	1.835%, 12/15/22 (a) (c)	34,422
41,384	Series 3710, Class DK
	3.250%, 01/01/24 (b)	41,389
581,052	Series 3777, Class DA
	3.500%, 10/01/24 (c)	597,876
2,483,875	Series 2977, Class M
	5.000%, 05/01/25 (b)	2,703,044
3,596,813	Series 3346, Class FT
	0.785%, 10/15/33 (a) (b)	3,592,945
941,159	Series 3033, Class CI
	5.500%, 01/15/35 (b)	966,883
2,572,718	Series 3208, Class FH
	0.835%, 08/15/36 (a)	2,572,490
223,136	Series 3231, Class FB
	0.785%, 10/15/36 (a)	222,788
150,382	Series 3314, Class FC
	0.835%, 12/15/36 (a)	150,412
1,454,767	Series 3545, Class FA
	1.285%, 06/15/39 (a)	1,464,051
2,769,501	Series 4316, Class FY
	0.835%, 11/15/39 (a) (c)	2,779,675
844,846	Series 3827, Class KF
	0.805%, 03/15/41 (a)	845,817
143,578	Series 3868, Class FA
	0.835%, 05/15/41 (a)	143,513
310,158	Series 4109, Class EC
	2.000%, 12/01/41 (c)	309,926
1,000,000	Series 4585, Class FJ
	0.937%, 05/15/46 (a)	997,500

		17,552,855

	Federal National Mortgage Association REMIC - 8.71%
256,381	Series 2014-M5, Class FA
	0.782%, 01/25/17 (a)	256,314
105,107	Series 1990-145, Class A
	1.360%, 12/25/20 (a)	104,748
194,894	Series 1991-67, Class J
	7.500%, 08/25/21 (b)	213,394

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 160,487	Series 1992-137, Class F
	1.446%, 08/25/22 (a)	$162,651
208,847	Series 1993-27, Class F
	1.596%, 02/25/23 (a) (d)	212,036
109,367	Series 1998-21, Class F
	0.990%, 03/25/28 (a)	108,394
1,531,542	Series 2011-137, Class A
	4.000%, 06/25/29 (c)	1,574,085
235,298	Series 2000-16, Class ZG
	8.500%, 06/25/30 (c)	277,615
220,415	Series 2000-32, Class Z
	7.500%, 10/18/30	256,367
366,455	Series 2006-45, Class TF
	0.846%, 06/25/36 (a)	366,291
388,875	Series 2006-76, Class QF
	0.846%, 08/25/36 (a) (b)	389,258
452,063	Series 2006-79, Class PF
	0.846%, 08/25/36 (a) (b)	452,390
1,017,580	Series 2006-111, Class FA
	0.826%, 11/25/36 (a)	1,017,551
445,680	Series 2007-75, Class VF
	0.896%, 08/25/37 (a)	446,114
874,457	Series 2007-85, Class FC
	0.986%, 09/25/37 (a)	880,623
492,357	Series 2007-86, Class FC
	1.016%, 09/25/37 (a)	493,834
472,006	Series 2007-92, Class OF
	1.016%, 09/25/37 (a)	473,335
598,163	Series 2007-99, Class FD
	1.046%, 10/25/37 (a)	600,701
100,033	Series 2009-84, Class WF
	1.546%, 10/25/39 (a)	101,465
2,680,175	Series 2014-19, Class FA
	0.846%, 11/25/39 (a) (c)	2,690,356
2,954,563	Series 2014-19, Class FJ
	0.846%, 11/25/39 (a) (c)	2,965,445
1,476,340	Series 2010-123, Class FL
	0.876%, 11/25/40 (a)	1,478,941
5,640,933	Series 2011-110, Class FE
	0.846%, 04/25/41 (a) (b)	5,638,608
643,599	Series 2011-63, Class FG
	0.896%, 07/25/41 (a)	644,885
1,163,597	Series 2012-38, Class JE
	3.250%, 04/01/42 (b)	1,206,518
4,407,191	Series 2015-30, Class AB
	3.000%, 05/01/45	4,567,065
985,996	Series 2016-23, Class FT
	0.939%, 11/25/45 (a)	984,882
990,349	Series 2016-25, Series FL
	0.937%, 05/25/46 (a)	988,436
1,175,000	Series 2016-33, Series PF
	0.935%, 06/25/46 (a)	1,174,128
1,000,000	Series 2016-32, Class FB
	0.938%, 06/25/46 (a)	998,281
3,776,604	Series 2008-22, Class FD
	1.286%, 04/25/48 (a)	3,804,221

		35,528,932

	National Credit Union Administration - 1.00%
486,849	Series 2010-R2, Class 1A
	0.806%, 11/06/17 (a)	486,545
453,730	Series 2011-R1, Class 1A
	0.890%, 01/08/20 (a)	453,269

See accompanying notes to portfolio of investments. 1

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2016 (Unaudited)

Par Value		Value

	National Credit Union Administration - (continued)
$ 1,566,523	Series 2011-R2, Class 1A
	0.836%, 02/06/20 (a)	$1,564,320
262,016	Series 2011-R4, Class 1A
	0.583%, 03/06/20 (a)	261,863
647,005	Series 2011-R3, Class 1A
	0.599%, 03/11/20 (a)	646,070
103,663	Series 2011-R5, Class 1A
	0.583%, 04/06/20 (a)	103,622
331,671	Series 2010-R1, Class 1A
	0.890%, 10/07/20 (a)	331,749
220,605	Series 2010-A1, Class A
	0.788%, 12/07/20 (a)	220,254

		4,067,692

	Total Collateralized Mortgage Obligations	57,149,479

	(Cost $57,062,569)

MORTGAGE-BACKED OBLIGATIONS - 13.87%

	Federal Home Loan Mortgage Corporation - 3.18%
50,241	2.927%, 11/01/18 (a)	50,496
306,907	6.878%, 11/01/19 (a)	323,527
20,220	1.676%, 11/01/22 (a)	20,442
74,431	1.992%, 11/01/22 (a)	75,228
17,078	3.100%, 10/01/24 (a)	17,767
46,102	2.945%, 10/01/25 (a)	46,606
429,841	3.487%, 08/01/28 (a)	450,452
45,680	1.888%, 07/01/29 (a)	46,811
117,396	2.903%, 05/01/31 (a)	123,457
6,629,243	2.923%, 03/01/35 (a)	7,011,452
1,883,515	2.727%, 04/01/35 (a)	1,989,406
2,672,857	2.707%, 06/01/37 (a)	2,813,187

		12,968,831

	Federal Home Loan Mortgage Corporation Gold - 0.72%
32,370	5.000%, 10/01/17	33,196
42,488	5.000%, 11/01/17	43,571
574,117	4.500%, 05/01/18	588,077
1,032,952	4.500%, 06/01/18	1,058,090
54,831	5.500%, 01/01/20	57,571
1,076,214	4.500%, 10/01/20	1,103,606
16,989	3.500%, 12/01/20	17,925
24,042	3.500%, 10/01/22	25,434
1,809	4.500%, 07/01/23	1,944

		2,929,414

	Federal National Mortgage Association - 7.77%
5,565	3.660%, 07/01/17 (a)	5,647
15,718	2.275%, 11/01/17 (a)	15,801
4,366	2.525%, 11/01/17 (a)	4,397
40,736	2.470%, 03/01/18 (a)	40,976
1,967,166	2.800%, 03/01/18	1,999,851
4,232,916	3.620%, 03/01/18	4,343,662
3,568	2.111%, 05/01/18 (a)	3,579
17,826	2.189%, 06/01/18 (a)	18,045
165,401	2.758%, 10/01/18 (a)	166,327
1,553	2.150%, 02/01/19 (a)	1,565
10,703	2.174%, 05/01/19 (a)	10,782
69,000	6.864%, 12/01/19 (a)	71,111
36,311	2.045%, 01/01/20 (a)	36,522
2,668	5.000%, 01/01/20	2,741
7,385	2.111%, 05/01/20 (a)	7,409
64,200	5.982%, 05/01/20 (a)	66,711

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 123,975	3.500%, 09/01/20	$130,861
10,450	3.500%, 10/01/20	11,030
28,897	3.500%, 03/01/21	30,502
124,669	6.808%, 02/01/22 (a)	132,617
11,112	3.126%, 01/01/23 (a)	11,194
13,279	2.272%, 03/01/24 (a)	13,341
20,938	5.925%, 10/01/25 (a)	22,272
92,474	3.317%, 02/01/27 (a)	93,737
416,432	5.000%, 03/01/27	449,142
36,628	2.111%, 07/01/27 (a)	37,558
71,776	2.115%, 07/01/27 (a)	72,707
104,905	4.664%, 01/01/29 (a)	112,510
28,087	4.657%, 02/01/29 (a)	30,123
569,510	2.436%, 08/01/29 (a)	574,289
135,466	2.505%, 07/01/32 (a)	142,684
10,164	6.000%, 08/01/32	11,580
236,427	3.106%, 09/01/32 (a)	251,500
194,022	2.174%, 01/01/33 (a)	200,915
58,259	2.629%, 06/01/33 (a)	61,440
745,519	4.613%, 08/01/33 (a)	799,566
3,618	6.000%, 11/01/33	4,189
553,767	2.578%, 04/01/34 (a)	580,898
477,726	1.920%, 07/01/34 (a)	487,622
485,167	1.920%, 08/01/34 (a)	495,254
66,120	6.000%, 09/01/34	75,852
2,993,396	2.532%, 10/01/34 (a)	3,157,392
4,833	6.000%, 10/01/34	5,550
2,891,716	2.630%, 11/01/34 (a)	3,054,117
19,325	6.000%, 05/01/35	22,018
1,078,429	2.731%, 06/01/35 (a)	1,138,473
9,519	6.000%, 07/01/36	10,912
1,302,152	2.546%, 12/01/36 (a)	1,369,162
759,935	2.730%, 07/01/37 (a)	803,376
105,844	6.500%, 11/01/37	120,608
1,812,669	2.517%, 01/01/38 (a)	1,908,270
42,420	6.000%, 06/01/38	48,376
80,945	6.000%, 09/01/38	92,309
16,776	6.000%, 11/01/38	19,146
1,597,138	2.506%, 05/01/39 (a)	1,678,044
5,947	6.000%, 10/01/39	6,816
3,453,788	2.440%, 05/01/42 (a)	3,552,513
403,745	1.920%, 08/01/44 (a)	412,227
882,814	3.500%, 12/01/45	924,343
1,657,885	3.500%, 12/01/45	1,735,868

		31,688,029

	Government National Mortgage Association - 2.20%
33,012	7.000%, 04/15/26	36,913
213,057	2.250%, 04/20/34 (a)	224,140
1,147,128	1.750%, 06/20/34 (a)	1,183,433
854,185	1.875%, 08/20/34 (a)	880,942
140,286	1.750%, 05/20/42 (a)	144,621
109,930	1.750%, 06/20/42 (a)	113,330
518,324	1.875%, 07/20/42 (a)	532,805
1,271,681	1.875%, 08/20/42 (a)	1,310,438
2,576,038	1.875%, 09/20/42 (a)	2,648,162
54,664	2.000%, 10/20/42 (a)	56,358
118,171	2.000%, 12/20/42 (a)	121,440

See accompanying notes to portfolio of investments. 2

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2016 (Unaudited)

Par Value		Value

	Government National Mortgage Association - (continued)
$ 1,686,055	2.000%, 02/20/43 (a)	$1,738,010

		8,990,592

	Total Mortgage-Backed Obligations	56,576,866

	(Cost $55,729,877)

AGENCY DEBENTURES - 50.43%

	Federal Home Loan Bank - 44.47%
33,000,000	0.458%, 10/19/16 (e)	32,944,824
20,000,000	0.490%, 10/05/16	19,999,580
63,400,000	0.340%, 06/20/16	63,400,317
40,000,000	0.440%, 07/08/16	40,002,920
25,000,000	0.653%, 09/01/17 (a)	25,024,750

		181,372,391

	Federal National Mortgage Association - 4.92%
14,690,000	2.000%, 09/26/17	14,751,228
5,300,000	0.750%, 03/14/17	5,300,837

		20,052,065

	Other Agency Debentures - 1.04%
4,250,000	Sri Lanka Government Aid Bond
	0.973%, 11/01/24 (a) (f)	4,250,000

		4,250,000

	Total Agency Debentures	205,674,456

	(Cost $205,650,784)

U.S. TREASURY OBLIGATIONS - 15.51%

	United States Treasury Notes & Bonds - 15.51%
58,040,000	0.522%, 02/02/17 (e)	57,826,297
5,440,000	0.750%, 02/28/18	5,430,012

	Total U.S. Treasury Obligations	63,256,309

	(Cost $63,263,384)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 5.23%
	FDIC Structured Sale Guaranteed Notes
268,571	Series 2010-S1, Class 1A
	1.007%, 02/25/48 (a) (g)	268,309
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
3,506,275	Series K501, Class A2 1.655%,
	11/01/16 (c)	3,508,021
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,697,358	Series K703, Class A2 2.699%,
	05/01/18 (c)	1,738,004
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
4,626,316	Series KF02, Class A1 0.817%,
	07/25/20 (a)	4,624,877
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
3,239,856	Series KF03, Class A 0.777%,
	01/25/21 (a)	3,237,380

Par Value		Value

	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
$ 7,800,000	Series KP02, Class A2 2.355%,
	04/01/21 (a)	$7,950,009

	Total U.S. Government-Backed Obligations	21,326,600

	(Cost $21,201,120)

REPURCHASE AGREEMENT - 15.86%
64,700,000	Merrill Lynch, 0.29%, Dated 05/31/16, matures 06/01/16, repurchase price $64,700,521 (collateralized by $62,572,200 par amount of U.S Treasury Note with an interest rate of 2.000% due 08/15/24, total market value $65,994,036)	64,700,000

	Total Repurchase Agreement	64,700,000

	(Cost $64,700,000)
	Total Investments - 115.19%	469,812,394

	(Cost $468,753,063 (h))

TBA SALE COMMITMENTS - (0.51)%

	Federal National Mortgage Association - (0.51)%
(2,000,000)	3.500%, 06/01/46 (i)	(2,093,281)

	Total TBA Sale Commitments - (0.51)%	(2,093,281)

	(Proceeds $(2,094,688))
	Net Other Assets and Liabilities - (14.68)%	(59,860,850)

	Net Assets - 100.00%	$407,858,263

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2016. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Sequential collateral.
(d)	The security has Support collateral.
(e)	Discount Note. Rate shown is yield at time of purchase.
(f)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of May 31, 2016, this security amounted to $4,250,000 or 1.04% of net assets.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional investors. At May 31, 2016, this security amounted to a value of $268,309 or 0.1% of net assets.
(h)	Cost for U.S. federal income tax purposes is $468,753,063. As of May 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,222,404 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $161,666. The net unrealized appreciation was $1,060,738.
(i)	Represents or includes a To Be Announced (“TBA”) transaction.

See accompanying notes to portfolio of investments. 3

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — May 31, 2016 (Unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.26%

	Federal Home Loan Mortgage Corporation REMIC - 5.87%
$ 78,602	Series 1448, Class F
	1.835%, 12/15/22 (a) (c)	$80,317
43,945	Series 3710, Class DK
	3.250%, 01/15/24 (b)	43,951
546,187	Series 2868, Class AV
	5.000%, 08/15/24 (c)	590,808
479,808	Series 3777, Class DA
	3.500%, 10/15/24 (c)	493,701
2,595,181	Series 2977, Class M
	5.000%, 05/15/25 (b)	2,824,171
235,310	Series 1980, Class Z
	7.000%, 07/15/27 (c)	267,905
1,363,837	Series 2236, Class Z
	8.500%, 06/01/30 (c)	1,617,175
2,984,053	Series 3346, Class FT
	0.785%, 10/15/33 (a) (b)	2,980,844
2,687,845	Series 3471, Class FB
	1.435%, 08/15/35 (a)	2,726,118
3,874,576	Series 3208, Class FA
	0.835%, 08/15/36 (a)	3,874,231
1,301,857	Series 3208, Class FH
	0.835%, 08/15/36 (a)	1,301,742
886,945	Series 3367, Class YF
	0.985%, 09/15/37 (a)	890,095
3,131,753	Series 3371, Class FA
	1.035%, 09/15/37 (a)	3,154,443
2,749,137	Series 4316, Class FY
	0.835%, 11/15/39 (a) (c)	2,759,236
530,100	Series 3827, Class KF
	0.805%, 03/15/41 (a)	530,709
247,137	Series 4109, Class EC
	2.000%, 12/15/41 (c)	246,952
2,503,434	Series 4272, Class FD
	0.785%, 11/15/43 (a)	2,492,784

		26,875,182

	Federal National Mortgage Association REMIC - 4.99%
264,150	Series 2014-M5, Class FA
	0.782%, 01/25/17 (a)	264,080
7,927	Series 1988-12, Class A
	4.301%, 02/25/18 (a)	8,014
514,574	Series 2009-70, Class TM
	4.000%, 08/25/19	525,968
515,950	Series 2009-70, Class TN
	4.000%, 08/25/19	527,374
40,909	Series G92-44, Class Z
	8.000%, 07/25/22	42,361
530,395	Series 2006-45, Class TF
	0.846%, 06/25/36 (a)	530,158
565,033	Series 2006-76, Class QF
	0.846%, 08/25/36 (a) (b)	565,588
334,260	Series 2007-75, Class VF
	0.896%, 08/25/37 (a)	334,585
2,641,611	Series 2014-19, Class FA
	0.846%, 11/25/39 (a) (c)	2,651,645
2,934,996	Series 2014-19, Class FJ
	0.846%, 11/25/39 (a) (c)	2,945,806
583,433	Series 2010-123, Class FL
	0.876%, 11/25/40 (a)	584,461
1,846,809	Series 2011-110, Class FE
	0.846%, 04/25/41 (a) (b)	1,846,048

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 933,314	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	$967,741
3,113,592	Series 2012-71, Class FL
	0.946%, 07/25/42 (a)	3,117,575
4,825,114	Series 2015-30, Class AB
	3.000%, 05/25/45	5,000,149
2,931,814	Series 2008-22, Class FD
	1.286%, 04/25/48 (a)	2,953,254

		22,864,807

	National Credit Union Administration - 0.40%
759,526	Series 2011-R2, Class 1A
	0.836%, 02/06/20 (a)	758,458
262,016	Series 2011-R4, Class 1A
	0.583%, 03/06/20 (a)	261,863
723,124	Series 2011-R3, Class 1A
	0.599%, 03/11/20 (a)	722,079
103,663	Series 2011-R5, Class 1A
	0.583%, 04/06/20 (a)	103,622

		1,846,022

	Total Collateralized Mortgage Obligations	51,586,011

	(Cost $51,348,436)

MORTGAGE-BACKED OBLIGATIONS – 11.85%

	Federal Home Loan Mortgage Corporation – 1.31%
331,125	2.610%, 01/01/34 (a)	347,178
121,163	2.658%, 11/01/34 (a)	127,632
2,336,512	2.727%, 04/01/35 (a)	2,467,870
716,365	2.680%, 08/01/35 (a)	756,745
715,855	2.860%, 05/01/36 (a)	753,696
1,470,493	2.586%, 03/01/42 (a)	1,532,478

		5,989,599

	Federal Home Loan Mortgage Corporation Gold - 1.42%
34,169	5.000%, 10/01/17	35,039
44,848	5.000%, 11/01/17	45,992
38,671	8.000%, 11/01/17	39,382
47,734	5.500%, 03/01/18	49,221
11,190	5.500%, 04/01/18	11,534
471,782	4.500%, 05/01/18	483,254
20,510	6.500%, 05/01/18	23,037
856,594	4.500%, 06/01/18	877,441
4,024	6.000%, 10/01/18	4,558
685	6.000%, 11/01/18	776
287,475	5.500%, 02/01/19	300,345
58,056	5.500%, 01/01/20	60,957
956,910	5.000%, 04/01/20	1,005,697
891,310	4.500%, 10/01/20	913,996
14,062	3.500%, 12/01/20	14,836
19,900	3.500%, 10/01/22	21,052
217,950	5.000%, 08/01/35	241,045
27,940	5.000%, 12/01/35	30,984
285,515	5.000%, 03/01/37	315,312
528,479	5.000%, 05/01/37	585,687
393,892	5.000%, 02/01/38	434,134
141,593	5.000%, 03/01/38	156,001
119,043	5.000%, 09/01/38	131,032
409,235	5.000%, 12/01/38	450,984

See accompanying notes to portfolio of investments. 4

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2016 (Unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$ 264,990	5.000%, 01/01/39	$291,918

		6,524,214

	Federal National Mortgage Association - 7.32%
1,162,416	2.800%, 03/01/18	1,181,730
208,395	5.500%, 05/01/18	215,824
42,347	5.500%, 06/01/18	43,739
69,169	5.500%, 10/01/18	72,145
111,408	5.500%, 11/01/18	115,842
4,379	5.500%, 12/01/18	4,581
102,329	3.500%, 09/01/20	108,013
8,625	3.500%, 10/01/20	9,104
23,851	3.500%, 03/01/21	25,176
333,145	5.000%, 03/01/27	359,313
122,616	7.000%, 08/01/28	143,361
271,059	7.000%, 11/01/28	319,646
23,548	7.000%, 02/01/32	27,394
38,352	2.712%, 05/01/32 (a)	40,340
102,315	7.000%, 05/01/32	121,670
242,796	3.106%, 09/01/32 (a)	258,276
10,331	7.000%, 09/01/32	11,180
535,608	2.465%, 07/01/33 (a)	564,750
268,983	2.438%, 11/01/33 (a)	280,746
588,777	2.537%, 12/01/33 (a)	620,691
283,602	2.531%, 03/01/34 (a)	297,662
457,459	2.685%, 04/01/34 (a)	477,628
178,549	2.435%, 08/01/34 (a)	188,275
1,585	6.000%, 09/01/34	1,820
284,313	2.531%, 10/01/34 (a)	298,353
251,899	2.769%, 03/01/35 (a)	264,047
386,098	2.970%, 04/01/35 (a)	406,224
540,564	2.481%, 05/01/35 (a)	562,247
346,395	2.468%, 05/01/35 (a)	361,699
584,886	2.817%, 05/01/35 (a)	619,828
502,981	2.215%, 06/01/35 (a)	518,288
1,994,351	2.556%, 06/01/35 (a)	2,099,436
1,186,272	2.731%, 06/01/35 (a)	1,252,321
441,787	2.092%, 08/01/35 (a)	457,030
945,841	2.500%, 08/01/35 (a)	996,468
586,765	3.183%, 09/01/35 (a)	633,847
312,654	2.361%, 10/01/35 (a)	328,803
1,150,589	2.383%, 11/01/35 (a)	1,202,409
679,957	2.862%, 03/01/36 (a)	715,959
683,592	2.896%, 04/01/36 (a)	722,067
1,521,160	2.878%, 12/01/37 (a)	1,612,697
1,416,118	2.517%, 01/01/38 (a)	1,490,805
1,358,819	2.506%, 05/01/39 (a)	1,427,653
125,758	5.000%, 10/01/39	141,590
4,440,585	2.440%, 05/01/42 (a)	4,567,516
1,700,374	2.735%, 06/01/42 (a)	1,767,629
2,404,880	2.268%, 10/01/42 (a)	2,470,940
3,031,234	2.662%, 12/01/44 (a)	3,140,128

		33,546,890

	Government National Mortgage Association - 1.80%
154,492	1.750%, 05/20/42 (a)	159,266
125,092	1.750%, 06/20/42 (a)	128,962
574,058	1.875%, 07/20/42 (a)	590,096
1,406,495	1.875%, 08/20/42 (a)	1,449,361
3,668,903	1.875%, 09/20/42 (a)	3,771,625
62,204	2.000%, 10/20/42 (a)	64,132
132,191	2.000%, 12/20/42 (a)	135,848

Par Value		Value
	Government National Mortgage Association - (continued)
$ 1,886,776	2.000%, 02/20/43 (a)	$1,944,916

		8,244,206

	Total Mortgage-Backed Obligations	54,300,909

	(Cost $57,802,049)

AGENCY DEBENTURES – 9.54%

	Federal Home Loan Bank - 6.55%
	Federal Home Loan Bank
5,000,000	1.000%, 06/09/17	5,009,505
25,000,000	0.653%, 09/01/17 (a)	25,024,750

		30,034,255

	Federal Home Loan Mortgage Corporation - 0.98%
4,500,000	0.750%, 04/09/18	4,483,552

		4,483,552

	Federal National Mortgage Association - 2.01%
9,200,000	0.750%, 03/14/17	9,201,454

		9,201,454

	Total Agency Debentures	43,719,261

	(Cost $43,703,706)

U.S. TREASURY OBLIGATIONS - 62.38%

	United States Treasury Notes & Bonds - 62.38%
28,650,000	0.750%, 02/28/18	28,597,399
114,600,000	1.000%, 03/15/18	114,864,153
240,000	1.000%, 05/15/18	240,525
82,360,000	1.000%, 08/15/18	82,504,789
28,200,000	1.250%, 11/15/18	28,401,574
21,730,000	1.250%, 01/31/19	21,885,326
5,880,000	1.500%, 11/30/19	5,952,812
3,420,000	2.500%, 02/15/46	3,324,746

		285,771,324

	Total U.S. Treasury Obligations	285,771,324

	(Cost $285,545,934)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 4.22%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
3,440,119	Series K501, Class A2
	1.655%, 11/25/16 (c)	3,441,831
1,497,669	Series K703, Class A2
	2.699%, 05/25/18 (c)	1,533,533
3,184,943	Series KF03, Class A
	0.777%, 01/25/21 (a)	3,182,509
8,600,000	Series KP02, Class A2
	2.355%, 04/25/21 (a)(c)	8,765,394
	National Credit Union Administration
2,300,000	3.000%, 06/12/19	2,416,591

	Total U.S. Government-Backed Obligations	19,339,858

	(Cost $19,089,846)

See accompanying notes to portfolio of investments. 5

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2016 (Unaudited)

Par Value		Value

REPURCHASE AGREEMENT - 2.07%
$ 9,500,000	Merrill Lynch, 0.29%, Dated 5/31/16 matures 6/01/16, repurchase price $9,500,077 (collateralized by $9,705,200 par amount of U.S. Treasury Note with an interest rate of 2.000% due to 5/31/23, total market value $9,690,040)	$9,500,000

	Total Repurchase Agreement	9,500,000

	(Cost $9,500,000)
	Total Investments - 101.32%	464,217,363

	(Cost $462,496,495 (d))
	Net Other Assets and Liabilities - (1.32)%	(6,055,644)

	Net Assets - 100.00%	$458,161,719

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2016. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Sequential collateral.
(d)	Cost for U.S. federal income tax purposes is $462,496,495. As of May 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,906,853 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $185,985. The net unrealized appreciation was $1,720,868.

See accompanying notes to portfolio of investments. 6

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2016 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”), investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1  –  quoted prices in active markets for identical securities

Level 2  –  significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3  –  significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers into and out of Level 1, Level 2 and Level 3 are based on values at the end of the current quarter. For the nine months ended May 31, 2016, there were no transfers into or out of Level 1, Level 2 and Level 3 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2016 (Unaudited)

The summary of inputs used to value each Portfolio’s net assets as of May 31, 2016 is as follows:

	Ultra-Short Duration Government Portfolio

	Total Market Value at 05/31/2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Asset-Backed Securities	$1,128,684	$—	$1,128,684	$—
Collateralized Mortgage Obligations	57,149,479	—	57,149,479	—
Mortgage-Backed Obligations	56,576,866	—	56,576,866	—
Agency Debentures	205,674,456	—	201,424,456	4,250,000
U.S. Treasury Obligations	63,256,309	—	63,256,309	—
U.S. Government-Backed Obligations	21,326,600	—	21,326,600	—
Repurchase Agreement	64,700,000	—	64,700,000	—

	$469,812,394	$—	$465,562,394	$4,250,000

Liabilities:
TBA Sale Commitments	$2,093,281	$—	$2,093,281	$—

	Short Duration Portfolio

	Total Market Value at 05/31/2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Total Investments *	$464,217,363	$—	$464,217,363	$—

* Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of May 31, 2016:

Ultra-Short Duration Government Portfolio

Fair Value, as of August 31, 2015	$4,750,000

Transfers into Level 3	—

Transfers out of Level 3	—

Gross purchases	—

Gross sales	(500,000)

Total net realized gains (losses)	—

Total change in unrealized appreciation (depreciation)	—

Fair Value, as of May 31, 2016	$4,250,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Reports.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

8

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2016 (Unaudited)

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under tri-party repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At May 31, 2016, the Portfolios did not hold any when-issued securities.

9

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	July 25, 2016

* Print the name and title of each signing officer under his or her signature.